Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Oct. 01, 2018	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000002851
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Equity Income Fund - Class AAA
C000243164
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Equity Income Fund - Class C
C000061072
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Equity Income Fund - Class I
C000002850
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Equity Income Fund - Class A
C000203681
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class A
C000203683
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class C
C000203680
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class I
C000203682
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class AAA
C000002861
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Focused Growth and Income Fund - Class AAA
C000002860
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Focused Growth and Income Fund - Class C
C000061074
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Focused Growth and Income Fund - Class I
C000002858
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Focused Growth and Income Fund - Class A
C000002855
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Small Cap Growth Fund - Class AAA
C000002857
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Small Cap Growth Fund - Class C
C000061073
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Small Cap Growth Fund - Class I
C000002854
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Small Cap Growth Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value		$ 10,000	$ 35,098	$ 25,741	$ 21,165	$ 25,039	$ 19,261	$ 16,727	$ 16,045	$ 13,608	$ 11,473	$ 9,939
S&P 500 Index
Account Value [Line Items]
Account Value		10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value		10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value		10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000		21,796	15,985	13,143	15,549	11,961	10,387
S&P 500 Index
Account Value [Line Items]
Account Value	10,000		21,796	15,985	13,143	15,549	11,961	10,387
S&P 500 Index
Account Value [Line Items]
Account Value	10,000		21,796	15,985	13,143	15,549	11,961	10,387
S&P 500 Index
Account Value [Line Items]
Account Value	10,000		21,796	15,985	13,143	15,549	11,961	10,387
S&P 500 Index
Account Value [Line Items]
Account Value		10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value		10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value		10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value		10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
Russell 2000 Index
Account Value [Line Items]
Account Value		10,000	23,211	18,311	16,810	21,973	14,879	14,821	16,267	14,116	11,691	10,125
Russell 2000 Index
Account Value [Line Items]
Account Value		10,000	23,211	18,311	16,810	21,973	14,879	14,821	16,267	14,116	11,691	10,125
Russell 2000 Index
Account Value [Line Items]
Account Value		10,000	23,211	18,311	16,810	21,973	14,879	14,821	16,267	14,116	11,691	10,125
Russell 2000 Index
Account Value [Line Items]
Account Value		10,000	23,211	18,311	16,810	21,973	14,879	14,821	16,267	14,116	11,691	10,125
Lipper Equity Income Fund Average
Account Value [Line Items]
Account Value		10,000	24,967	19,634	17,360	18,907	14,693	14,873	14,048	12,720	10,975	9,576
Lipper Equity Income Fund Average
Account Value [Line Items]
Account Value		10,000	24,967	19,634	17,360	18,907	14,693	14,873	14,048	12,720	10,975	9,576
Lipper Equity Income Fund Average
Account Value [Line Items]
Account Value		10,000	24,967	19,634	17,360	18,907	14,693	14,873	14,048	12,720	10,975	9,576
Lipper Equity Income Fund Average
Account Value [Line Items]
Account Value		10,000	24,967	19,634	17,360	18,907	14,693	14,873	14,048	12,720	10,975	9,576
MSCI World Financials Index
Account Value [Line Items]
Account Value	10,000		17,794	12,821	10,706	13,216	8,598	10,020
S&P 500 Financials Index
Account Value [Line Items]
Account Value	10,000		18,576	13,363	11,960	14,523	9,127	10,356
MSCI World Financials Index
Account Value [Line Items]
Account Value	10,000		17,794	12,821	10,706	13,216	8,598	10,020
S&P 500 Financials Index
Account Value [Line Items]
Account Value	10,000		18,576	13,363	11,960	14,523	9,127	10,356
MSCI World Financials Index
Account Value [Line Items]
Account Value	10,000		17,794	12,821	10,706	13,216	8,598	10,020
S&P 500 Financials Index
Account Value [Line Items]
Account Value	10,000		18,576	13,363	11,960	14,523	9,127	10,356
MSCI World Financials Index
Account Value [Line Items]
Account Value	10,000		17,794	12,821	10,706	13,216	8,598	10,020
S&P 500 Financials Index
Account Value [Line Items]
Account Value	$ 10,000		18,576	13,363	11,960	14,523	9,127	10,356
MSCI USA Mid Cap Index
Account Value [Line Items]
Account Value		10,000	28,050	21,600	19,381	23,824	17,142	16,073	15,623	13,405	11,565	10,149
S&P Midcap 400
Account Value [Line Items]
Account Value		10,000	26,706	21,063	18,235	21,516	14,975	15,305	15,696	13,743	11,694	10,140
MSCI USA Mid Cap Index
Account Value [Line Items]
Account Value		10,000	28,050	21,600	19,381	23,824	17,142	16,073	15,623	13,405	11,565	10,149
S&P Midcap 400
Account Value [Line Items]
Account Value		10,000	26,706	21,063	18,235	21,516	14,975	15,305	15,696	13,743	11,694	10,140
MSCI USA Mid Cap Index
Account Value [Line Items]
Account Value		10,000	28,050	21,600	19,381	23,824	17,142	16,073	15,623	13,405	11,565	10,149
S&P Midcap 400
Account Value [Line Items]
Account Value		10,000	26,706	21,063	18,235	21,516	14,975	15,305	15,696	13,743	11,694	10,140
MSCI USA Mid Cap Index
Account Value [Line Items]
Account Value		10,000	28,050	21,600	19,381	23,824	17,142	16,073	15,623	13,405	11,565	10,149
S&P Midcap 400
Account Value [Line Items]
Account Value		10,000	26,706	21,063	18,235	21,516	14,975	15,305	15,696	13,743	11,694	10,140
S&P SmallCap 600 Index
Account Value [Line Items]
Account Value		10,000	26,053	20,700	18,804	23,167	14,696	16,024	17,675	14,843	12,262	10,381
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Account Value		10,000	24,196	19,246	17,173	20,950	13,619	14,773	15,751	13,823	11,503	10,032
S&P SmallCap 600 Index
Account Value [Line Items]
Account Value		10,000	26,053	20,700	18,804	23,167	14,696	16,024	17,675	14,843	12,262	10,381
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Account Value		10,000	24,196	19,246	17,173	20,950	13,619	14,773	15,751	13,823	11,503	10,032
S&P SmallCap 600 Index
Account Value [Line Items]
Account Value		10,000	26,053	20,700	18,804	23,167	14,696	16,024	17,675	14,843	12,262	10,381
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Account Value		10,000	24,196	19,246	17,173	20,950	13,619	14,773	15,751	13,823	11,503	10,032
S&P SmallCap 600 Index
Account Value [Line Items]
Account Value		10,000	26,053	20,700	18,804	23,167	14,696	16,024	17,675	14,843	12,262	10,381
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Account Value		$ 10,000	$ 24,196	$ 19,246	$ 17,173	$ 20,950	$ 13,619	$ 14,773	$ 15,751	$ 13,823	$ 11,503	$ 10,032